Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 67.9%
Communication Services — 12.2%
Diversified Telecommunication Services — 0.8%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,000,000	$2,931,615 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	7,000,000	2,055,423 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,000,000	784,753 (a)(b)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,000,000	793,800 (a)
Total Diversified Telecommunication Services				6,565,591
Entertainment — 1.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	7,160,000	2,479,150 (a)
AMC Entertainment Holdings Inc., Senior Notes	5.750%	6/15/25	2,500,000	2,486,682
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	4,780,000	3,574,675 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,000,000	2,058,960 (a)(b)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	2,500,000	2,464,892 (a)(b)
Total Entertainment				13,064,359
Media — 8.2%
AMC Networks Inc., Senior Notes	4.250%	2/15/29	3,500,000	2,630,781 (b)
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	3,610,000	3,744,671 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,000,000	4,445,449 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	5,000,000	4,868,948 (b)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	5,000,000	4,778,675 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	2,230,000	2,143,142 (a)(b)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	4,500,000	4,139,193 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,053,702 (a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	6,198,500	6,518,670 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	3,291,150	2,990,400 (b)(c)
Gray Media Inc., Senior Notes	7.000%	5/15/27	4,250,000	4,170,636 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	1,910,000	1,390,002
Historic TW Inc., Senior Notes	8.300%	1/15/36	10,000,000	11,143,208
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	1,900,000	1,520,285 (a)(b)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	7,297,747	7,589,657 (a)(b)(c)
Total Media				63,127,419
Wireless Telecommunication Services — 1.5%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,000,000	854,125 (a)
CSC Holdings LLC, Senior Notes	7.500%	4/1/28	7,110,000	5,035,517 (a)(b)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	5,780,000	5,609,302 (a)(b)
Total Wireless Telecommunication Services				11,498,944

Total Communication Services				94,256,313
Consumer Discretionary — 15.0%
Automobile Components — 1.5%
Carbon Revolution Ltd., Senior Secured Notes	8.500%	5/15/27	3,088,654	3,092,515 (a)(c)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,000,000	1,028,928 (a)(b)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	2,000,000	1,927,174 (a)(b)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	5,000,000	4,757,022 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	870,000	$808,194 (a)(b)
Total Automobile Components				11,613,833
Automobiles — 2.6%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	2,000,000	1,810,272 (a)(b)
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	980,921 (b)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	7,500,000	7,462,500 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	10,000,000	9,550,005 (a)(b)
Total Automobiles				19,803,698
Broadline Retail — 1.1%
QVC Inc., Senior Secured Notes	4.375%	9/1/28	9,670,000	8,575,501
Diversified Consumer Services — 0.1%
WW International Inc., Senior Secured Notes	4.500%	4/15/29	3,500,000	896,236 (a)
Hotels, Restaurants & Leisure — 3.9%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,700,000 EUR	2,906,737 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	10,059,000	9,950,086 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	800,000	797,102 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	4,000,000	4,210,212 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	2,500,000 GBP	3,418,859 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	720,000	707,496 (a)(b)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	5,000,000	4,969,757 (a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	3,000,000	2,931,460 (a)
Total Hotels, Restaurants & Leisure				29,891,709
Household Durables — 0.8%
Newell Brands Inc., Senior Notes	5.700%	4/1/26	2,178,000	2,177,182 (b)
Newell Brands Inc., Senior Notes	7.000%	4/1/46	4,500,000	3,949,811 (b)
Total Household Durables				6,126,993
Specialty Retail — 4.5%
Bath & Body Works Inc., Senior Notes	6.750%	7/1/36	3,250,000	3,243,478 (b)
Bath & Body Works Inc., Senior Notes	7.600%	7/15/37	4,275,000	4,363,916 (b)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	6,500,000	5,389,719 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	4,500,000	4,064,409 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	500,000	489,155 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	4,020,000	3,390,286 (a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	5,965,000	4,124,783 (a)(b)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	7,240,000	6,654,389 (a)(b)
Staples Inc., Secured Notes	12.750%	1/15/30	1,315,228	892,465 (a)(b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,000,000	1,893,684 (a)(b)
Total Specialty Retail				34,506,284
Textiles, Apparel & Luxury Goods — 0.5%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	4,690,000	3,805,884 (a)(b)

Total Consumer Discretionary				115,220,138
Consumer Staples — 1.2%
Food Products — 0.9%
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	3,500,000	3,501,882 (a)(b)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	3,500,000	3,490,665 (a)(b)
Total Food Products				6,992,547
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — 0.3%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	2,000,000	$2,088,326 (a)(b)

Total Consumer Staples				9,080,873
Energy — 8.3%
Energy Equipment & Services — 0.8%
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	6,800,000	5,884,401 (a)(b)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,500,000	639,203 (a)
Total Energy Equipment & Services				6,523,604
Oil, Gas & Consumable Fuels — 7.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	362,000	362,106 (a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,000,000	1,035,231 (a)(b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	3,710,000	3,854,625 (a)(b)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	6,645,000	6,580,347 (b)(d)(e)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	3,000,000	2,992,310
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	2,812,432	2,770,246 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,000,000	1,003,492 (a)(b)
Occidental Petroleum Corp., Senior Notes	7.500%	11/1/96	8,610,000	9,247,441
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	2,000,000	2,039,215 (a)(b)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	1,294,000	1,418,278 (a)(b)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.695%	5/1/25	7,000,000	7,002,192 (b)(d)(e)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	1,000,000	1,017,996 (a)(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	8,300,000	8,385,208 (a)(b)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,000,000	5,074,530 (a)(b)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	4,360,000	4,633,417 (a)(b)
Total Oil, Gas & Consumable Fuels				57,416,634

Total Energy				63,940,238
Financials — 5.5%
Capital Markets — 0.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	2,200,000	2,006,140 (a)(h)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	3,000,000	3,134,188 (a)(b)
Total Capital Markets				5,140,328
Consumer Finance — 1.2%
Navient Corp., Senior Notes	5.500%	3/15/29	10,000,000	9,474,311 (b)
Financial Services — 2.5%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	3,000,000	3,125,058 (a)(b)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	4,000,000	3,978,235 (a)(b)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	5,000,000	4,826,175 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,000,000	858,593 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	6,500,000	6,390,507 (a)(b)
Total Financial Services				19,178,568
Insurance — 0.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	2,170,000	2,140,781 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	7,000,000	$6,671,535 (a)(b)

Total Financials				42,605,523
Health Care — 5.7%
Health Care Providers & Services — 3.5%
Akumin Inc., Senior Secured Notes	8.000%	8/1/28	6,982,000	5,829,171 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	13,500,000	8,107,830 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	3,000,000	2,375,014 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	3,030,000	2,988,855 (a)(b)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	3,000,000	3,169,056 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,500,000	2,544,702 (a)(b)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	1,883,000	1,609,965 (a)
Total Health Care Providers & Services				26,624,593
Health Care Technology — 0.2%
Claritev Corp., Senior Secured Notes (6.500% Cash and 0.750% PIK)	6.750%	3/31/31	1,933,360	1,161,263 (a)(c)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	223,925	162,608 (a)(b)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	342,715	297,993 (a)(b)(c)
Total Health Care Technology				1,621,864
Pharmaceuticals — 2.0%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,470,000	2,457,533 (a)(i)
Bausch Health Cos. Inc., Senior Notes	7.000%	1/15/28	5,000,000	3,906,375 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	7,616,000	5,096,776 (a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,000,000	1,995,391 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	3,000,000	2,171,304
Total Pharmaceuticals				15,627,379

Total Health Care				43,873,836
Industrials — 11.6%
Aerospace & Defense — 1.0%
Triumph Group Inc., Senior Secured Notes	9.000%	3/15/28	7,200,000	7,578,230 (a)(b)
Commercial Services & Supplies — 1.5%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,359,000	3,559,939 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	3,100,000	3,372,248 (b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	3,500,000	3,470,306 (a)(b)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	4,075,500	978,120 (a)
Total Commercial Services & Supplies				11,380,613
Construction & Engineering — 1.7%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,900,000	1,906,979 (a)(b)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	3,000,000	3,037,923 (a)(b)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	7,100,000	7,825,180 (a)(b)
Total Construction & Engineering				12,770,082
Ground Transportation — 0.9%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	7,000,000	6,267,386 (a)(b)
RXO Inc., Senior Notes	7.500%	11/15/27	1,000,000	1,029,140 (a)(b)
Total Ground Transportation				7,296,526
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — 1.9%
Chart Industries Inc., Senior Secured Notes	7.500%	1/1/30	3,000,000	$3,115,188 (a)(b)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	3,635,000	3,518,583 (b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	6,820,000	6,754,237 (b)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	1,000,000	981,929 (a)(b)
Total Machinery				14,369,937
Marine Transportation — 0.7%
Stena International SA, Senior Secured Notes	7.625%	2/15/31	5,000,000	5,083,310 (a)(b)
Passenger Airlines — 2.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	3,500,000	3,555,375 (a)(b)
American Airlines Pass-Through Trust	4.000%	7/15/25	4,891,136	4,859,957
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	1,000,000	992,625 (a)(b)
RJET 2023-1 A	8.000%	6/15/30	4,562,500	4,704,191 (f)(g)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	4,288,288	3,821,937 (a)(b)(c)
Total Passenger Airlines				17,934,085
Professional Services — 0.2%
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,830,000	1,784,322 (a)(b)
Transportation Infrastructure — 1.4%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	3,000,000 GBP	3,815,668 (j)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	7,500,000	7,356,352 (a)(b)
Total Transportation Infrastructure				11,172,020

Total Industrials				89,369,125
Information Technology — 3.5%
Communications Equipment — 1.8%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	2,000,000	2,061,840 (a)(b)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	7,589,000	6,824,500 (a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	2,000,000	1,825,958 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,875,000	1,418,199 (a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,000,000	1,921,302 (a)(b)
Total Communications Equipment				14,051,799
Software — 1.4%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	8,164,000	7,537,798
NCR Voyix Corp., Senior Notes	5.125%	4/15/29	3,000,000	2,860,706 (a)(b)
Total Software				10,398,504
Technology Hardware, Storage & Peripherals — 0.3%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	1,500,000	1,475,929 (a)(b)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/ Valassis Direct, Secured Notes (5.000% Cash and 10.000% PIK or 13.000% Cash)	13.000%	12/15/30	644,437	770,102 (a)(c)
Total Technology Hardware, Storage & Peripherals				2,246,031

Total Information Technology				26,696,334
Materials — 1.8%
Chemicals — 0.2%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	1,500,000	1,538,415 (a)(b)
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,500,000	2,592,690 (a)(b)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — 0.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,036,250	$67,356 (a)(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,000,000	925,809 (a)
Total Containers & Packaging				993,165
Metals & Mining — 1.2%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,550,000	2,684,885 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,602,000	1,601,830 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,000,000	2,049,930 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,420,000	2,455,105 (a)
Total Metals & Mining				8,791,750

Total Materials				13,916,020
Real Estate — 2.1%
Diversified REITs — 1.2%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	9,000,000	8,142,330 (b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	900,000	917,508 (a)(b)
Total Diversified REITs				9,059,838
Hotel & Resort REITs — 0.5%
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	3,500,000	3,694,719 (a)(b)
Real Estate Management & Development — 0.4%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	538,092	43,123 (c)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	415,903	11,437 (c)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	544,822	13,621 (c)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	786,962	5,902 (d)(j)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	207,709	3,311 (c)(j)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	3,500,000	344,750 *(j)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	1,000,000	1,062,669 (a)(b)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	2,000,000	2,039,101 (a)(b)
Total Real Estate Management & Development				3,523,914

Total Real Estate				16,278,471
Utilities — 1.0%
Electric Utilities — 0.2%
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,210,000	1,228,961 (a)
Independent Power and Renewable Electricity Producers — 0.8%
AES Andes SA, Senior Notes	6.250%	3/14/32	300,000	302,223 (a)
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	1,500,000	1,545,615 (a)(b)
Saavi Energia Sarl, Senior Notes	8.875%	2/10/35	1,800,000	1,823,310 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	2,850,000	2,691,480 (b)
Total Independent Power and Renewable Electricity Producers				6,362,628

Total Utilities				7,591,589
Total Corporate Bonds & Notes (Cost — $528,885,280)				522,828,460
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — 26.0%
BANK, 2021-BN35 H	1.662%	6/15/64	9,451,000	$3,422,046 (a)(e)
BANK, 2021-BN35 K	1.662%	6/15/64	21,846,154	7,156,378 (a)(e)
Benchmark Mortgage Trust, 2021-B27 F	2.250%	7/15/54	5,000,000	2,755,792 (a)(e)
Benchmark Mortgage Trust, 2021-B27 G	2.250%	7/15/54	5,000,000	2,166,450 (a)(e)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	11.253%	7/15/25	2,974,000	2,922,061 (a)(b)(e)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	9.934%	8/15/38	15,903,970	3,905,931 (a)(e)
BWAY Mortgage Trust, 2013-1515 F	3.928%	3/10/33	2,000,000	1,763,025 (a)(b)(e)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.965%	4/15/34	4,000,000	3,851,435 (a)(b)(e)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	4,570,000	4,634,204 (a)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	148,355,868	1,440,194 (a)(e)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	3,439,000	2,752,952 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	2,000,000	1,842,541 (a)(b)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.387%	9/15/48	4,250,000	3,316,774 (a)(e)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	10.684%	7/15/38	7,860,000	58,934 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 2021-MN2 B1 (30 Day Average SOFR + 5.500%)	9.840%	7/25/41	2,500,000	2,527,452 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	9.704%	1/25/50	2,225,000	2,444,207 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	9.254%	2/25/50	7,250,000	7,872,263 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B2 (30 Day Average SOFR + 5.650%)	9.990%	12/25/50	5,000,000	5,704,356 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	9.090%	1/25/51	6,000,000	6,558,724 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B2 (30 Day Average SOFR + 6.000%)	10.340%	8/25/33	6,000,000	7,190,676 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.590%	10/25/33	5,000,000	6,132,432 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.390%	1/25/34	2,470,000	2,614,483 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.840%	1/25/34	6,700,000	7,748,409 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	11.840%	10/25/41	6,590,000	7,018,085 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	0.584%	8/25/57	9,384,649	3,268,060 (a)(e)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	5,000,000	$4,215,302 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.204%	5/25/43	4,694,084	5,650,538 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.804%	1/25/48	3,460,000	4,108,678 (a)(b)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (30 Day Average SOFR + 3.514%)	7.854%	10/25/39	4,275,943	4,387,633 (a)(b)(e)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.753%	7/25/31	3,423,590	3,130,130 (a)(e)
GS Mortgage Securities Corp., 2024-70P HRR	9.333%	3/10/41	17,680,000	17,620,994 (a)(e)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.066%	11/15/32	5,000,000	5,020,322 (a)(b)(e)
GS Mortgage Securities Corp. Trust, 2021-ARDN H (1 mo. Term SOFR + 6.048%)	10.367%	11/15/26	5,000,000	4,952,621 (a)(b)(e)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	2,840,000	2,243,955
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT GFX	5.364%	7/5/33	4,000,000	1,250,340 (a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	11.934%	6/15/26	10,000,000	2,072,100 (a)(e)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	8.390%	8/15/38	5,951,129	5,788,793 (a)(b)(e)
MIRA Trust, 2023-MILE HRR	9.300%	6/10/38	13,750,000	13,771,284 (a)
Morgan Stanley Capital I Trust, 2021-L6 F	2.250%	6/15/54	7,195,000	4,031,466 (a)(e)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	13.204%	10/25/49	2,000,000	2,035,421 (a)(e)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.954%	3/25/50	2,500,000	2,619,819 (a)(e)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.927%	1/15/39	2,500,000	1,898,530 (a)(e)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	9.512%	3/15/35	3,750,000	3,773,304 (a)(b)(e)
New Residential Mortgage Loan Trust, 2017-2A B5	5.218%	3/25/57	2,819,938	2,436,316 (a)(e)
Soho Trust, 2021-SOHO D	2.697%	8/10/38	4,050,000	2,522,088 (a)(e)
UBS Commercial Mortgage Trust, 2018-NYCH F (1 mo. Term SOFR + 3.868%)	8.188%	2/15/32	6,000,000	5,729,225 (a)(b)(e)

Total Collateralized Mortgage Obligations (Cost — $228,980,230)				200,326,723
			Face Amount†/ Units
Asset-Backed Securities — 24.0%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	9.038%	4/20/37	1,150,000	1,150,929 (a)(e)
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	10.924%	4/15/34	2,650,000	2,666,402 (a)(b)(e)
AGL CLO Ltd., 2020-6A ER (3 mo. Term SOFR + 6.762%)	11.055%	7/20/34	6,990,000	6,990,000 (a)(b)(e)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.793%	1/20/35	1,890,000	1,881,666 (a)(e)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.613%	4/20/35	2,640,000	2,640,123 (a)(e)
Apidos CLO Ltd., 2023-44A FR (3 mo. Term SOFR + 7.230%)	11.530%	10/26/37	500,000	497,100 (a)(e)
Apidos CLO Ltd., 2023-46A SUB	23.940%	10/24/36	3,500,000	3,108,137 (a)(e)(m)
Ares CLO Ltd., 2015-2A ER (3 mo. Term SOFR + 7.112%)	11.414%	4/17/33	1,500,000	1,478,130 (a)(b)(e)
Avis Budget Rental Car Funding AESOP LLC, 2023-5A D	7.350%	4/20/28	2,000,000	1,997,378 (a)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.443%	10/20/35	2,620,000	$2,623,742 (a)(e)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.066%	1/20/38	1,630,000	1,650,340 (a)(e)
Balboa Bay Loan Funding Ltd., 2024-2A F (3 mo. Term SOFR + 7.800%)	12.116%	1/20/38	200,000	199,504 (a)(e)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. Term SOFR + 7.122%)	11.422%	7/25/34	7,000,000	6,848,132 (a)(b)(e)
BlueMountain Fuji US CLO Ltd., 2017-2A D (3 mo. Term SOFR + 6.412%)	10.705%	10/20/30	5,350,000	5,128,092 (a)(b)(e)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.921%	10/20/37	2,070,000	2,103,813 (a)(e)
College Avenue Student Loans LLC, 2021-B R	15.734%	6/25/52	17,241	4,537,770 (a)(m)
Dryden Senior Loan Fund, 2016-43A ER3 (3 mo. Term SOFR + 6.662%)	10.955%	4/20/34	1,539,000	1,497,229 (a)(e)
Dryden CLO Ltd., 2021-95A SUB	21.276%	8/20/34	6,870,000	3,661,213 (a)(e)(m)
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.773%	1/20/38	4,400,000	4,398,544 (a)(e)
Elmwood CLO Ltd., 2019-2A SUB	43.955%	4/20/34	4,600,000	2,814,907 (a)(e)(m)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	11.694%	10/15/34	5,000,000	4,838,520 (a)(b)(e)
GoldenTree Loan Management US CLO Ltd., 2017-1A ER3 (3 mo. Term SOFR + 4.500%)	8.803%	4/20/34	1,380,000	1,356,929 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.811%	4/20/35	820,000	820,148 (a)(e)
Goldentree Loan Management US CLO Ltd., 2020-8A FR (3 mo. Term SOFR + 8.312%)	12.605%	10/20/34	7,000,000	7,021,454 (a)(b)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	9.514%	4/15/31	1,570,000	1,547,967 (a)(b)(e)
Greywolf CLO Ltd., 2015-1A DR (3 mo. Term SOFR + 6.112%)	10.412%	1/27/31	6,250,000	6,255,868 (a)(b)(e)
Greywolf CLO Ltd., 2018-1A D (3 mo. Term SOFR + 6.012%)	10.312%	4/26/31	3,000,000	3,011,466 (a)(b)(e)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	15.023%	10/20/37	2,930,000	2,918,272 (a)(e)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.143%	1/20/37	2,015,000	2,008,754 (a)(e)
Hayfin US Ltd., 2021-14A E (3 mo. Term SOFR + 7.442%)	11.735%	7/20/34	7,000,000	7,035,574 (a)(b)(e)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	617,979	544,633 (a)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.834%	3/21/33	1,170,000	1,167,944 (a)(e)
LCM Ltd., 33A E (3 mo. Term SOFR + 6.612%)	10.905%	7/20/34	3,000,000	2,549,551 (a)(b)(e)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	4,451,949	4,233,225 (a)
MACH Cayman Ltd., 2019-1 B	4.335%	10/15/39	764,136	726,849 (a)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.966%	1/25/38	2,750,000	2,749,632 (a)(e)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.200%	1/25/37	1,650,000	1,649,228 (a)(e)
MAPS Trust, 2021-1A C	5.437%	6/15/46	125,731	123,987 (a)
Marathon CLO Ltd., 2019-1A C (3 mo. Term SOFR + 4.332%)	8.634%	4/15/32	4,625,000	4,639,698 (a)(b)(e)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.893%	8/26/34	2,840,000	2,790,268 (a)(e)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.810%	3/29/38	27,730,208	2,967,132 (a)(e)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	3,420,000	3,429,603 (a)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.134%	10/15/34	3,750,000	3,740,364 (a)(b)(e)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.251%	1/20/38	1,020,000	1,029,049 (a)(e)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.769%	4/17/37	1,780,000	1,738,875 (a)(e)
Renew Financial, 2024-1A B	9.001%	11/20/59	970,671	970,888 (a)
Renew Financial, 2024-2A B	8.223%	11/20/60	1,154,601	1,138,810 (a)
Riserva CLO Ltd., 2016-3A ERR (3 mo. Term SOFR + 6.762%)	11.055%	1/18/34	2,000,000	1,911,473 (a)(b)(e)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Riserva CLO Ltd., 2016-3A FRR (3 mo. Term SOFR + 8.772%)	13.065%	1/18/34	2,500,000	$2,299,696 (a)(b)(e)
RR Ltd., 2021-18A D (3 mo. Term SOFR + 6.512%)	10.814%	10/15/34	7,190,000	7,242,602 (a)(b)(e)
Saratoga Investment Corp. CLO Ltd., 2013-1A (3 mo. Term SOFR + 10.262%)	14.531%	4/20/33	4,000,000	3,129,629 (a)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	2,030,000	2,085,145 (a)
SMB Private Education Loan Trust, 2015-C R	16.156%	9/18/46	7,570	1,960,594 (a)(m)
Sound Point CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 7.122%)	11.415%	7/20/34	4,200,000	3,892,973 (a)(b)(e)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	3,691,417	2,820,871 (a)
Symphony CLO Ltd., 2016-18A ER (3 mo. Term SOFR + 7.332%)	11.622%	7/23/33	3,000,000	2,899,231 (a)(e)
Symphony CLO Ltd., 2019-21A ER (3 mo. Term SOFR + 6.862%)	11.164%	7/15/32	2,800,000	2,762,184 (a)(b)(e)
Symphony CLO Ltd., 2021-28A SUB	27.538%	10/23/50	6,045,000	3,530,457 (a)(e)(m)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. Term SOFR + 7.012%)	11.301%	10/13/32	3,500,000	3,415,237 (a)(e)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	8.034%	4/15/34	1,500,000	1,492,017 (a)(e)
Voya CLO Ltd., 2018-2A E (3 mo. Term SOFR + 5.512%)	9.814%	7/15/31	6,750,000	6,505,365 (a)(b)(e)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.993%	1/20/38	2,840,000	2,867,702 (a)(e)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	10.047%	10/24/37	1,430,000	1,434,296 (a)(e)
Wind River CLO Ltd., 2021-4A E3 (3 mo. Term SOFR + 8.512%)	12.805%	1/20/35	3,000,000	2,732,158 (a)(b)(e)
Wind River CLO Ltd., 2021-4A F (3 mo. Term SOFR + 6.522%)	10.815%	1/20/35	2,450,000	1,191,773 (a)(e)

Total Asset-Backed Securities (Cost — $205,149,102)				185,051,242
			Face Amount†
Senior Loans — 16.3%
Communication Services — 2.8%
Entertainment — 0.5%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	9.949%	2/10/27	7,215,256	4,213,709 (e)(n)(o)
Interactive Media & Services — 0.8%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	3,471,122	3,453,767 (e)(n)(o)
X Corp., Term Loan B3	9.500%	10/26/29	2,350,000	2,413,791 (n)(o)
Total Interactive Media & Services				5,867,558
Media — 1.5%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.799%	5/18/29	4,875,000	4,626,692 (e)(n)(o)
Getty Images Inc., Dollar Term Loan B1	11.250%	2/21/30	2,500,000	2,490,625 (g)(n)(o)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	10.209%	5/1/29	5,685,750	4,636,246 (e)(n)(o)
Total Media				11,753,563

Total Communication Services				21,834,830
Consumer Discretionary — 2.1%
Automobile Components — 1.2%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.442%	4/6/28	3,851,250	3,782,062 (e)(n)(o)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	5,769,624	5,374,780 (e)(n)(o)
Total Automobile Components				9,156,842
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc., 2024 Second Repricing Term Loan (1 mo. Term SOFR + 2.750%)	7.075%	8/12/28	881,155	$882,441 (e)(n)(o)
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	330,000	85,470 (e)(n)(o)
Total Diversified Consumer Services				967,911
Hotels, Restaurants & Leisure — 0.4%
Catawba Nation Gaming Authority, Initial Term Loan B	—	12/16/31	3,000,000	3,013,755 (p)
Specialty Retail — 0.4%
Empire Today IP LLC, Second Out Term Loan (1 mo. Term SOFR + 5.114%)	9.439%	8/3/29	1,804,242	766,803 (e)(g)(n)(o)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 4.512%)	8.811%	4/15/28	3,211,340	2,393,556 (e)(n)(o)
Total Specialty Retail				3,160,359

Total Consumer Discretionary				16,298,867
Consumer Staples — 0.3%
Beverages — 0.2%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.549%	3/31/28	1,469,602	1,465,362 (e)(n)(o)
Household Products — 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.689%	12/23/28	967,165	512,840 (e)(n)(o)

Total Consumer Staples				1,978,202
Financials — 3.0%
Financial Services — 1.6%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.299%	1/31/31	2,992,500	2,976,610 (e)(n)(o)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.311%	4/7/28	2,000,000	1,921,260 (e)(n)(o)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	9.555%	6/16/28	3,348,766	3,348,765 (e)(n)(o)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.825%	7/31/31	3,928,299	3,910,150 (e)(n)(o)
Total Financial Services				12,156,785
Insurance — 1.4%
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	9.689%	1/20/29	5,000,000	4,649,225 (e)(n)(o)
Asurion LLC, Second Lien Term Loan B3 (1 mo. Term SOFR + 5.364%)	9.689%	1/31/28	5,000,000	4,750,000 (e)(n)(o)
Sedgwick Claims Management Services Inc., 2024 Term Loan (3 mo. Term SOFR + 3.000%)	7.313%	7/31/31	1,562,274	1,558,978 (e)(n)(o)
Total Insurance				10,958,203

Total Financials				23,114,988
Health Care — 1.5%
Health Care Providers & Services — 0.6%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	5.393%	11/30/28	1,061,716	836,499 (e)(n)(o)
Team Services Group LLC, Incremental Term Loan (3 mo. Term SOFR + 5.250%)	9.541%	12/20/27	2,980,738	2,913,672 (e)(n)(o)
Team Services Group LLC, Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	12/20/27	465,193	453,951 (e)(n)(o)
Total Health Care Providers & Services				4,204,122
Health Care Technology — 0.5%
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	8.037%	12/31/30	534,109	530,199 (e)(n)(o)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Technology — continued
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	9.149%	12/31/30	4,427,428	$3,654,466 (e)(n)(o)
Total Health Care Technology				4,184,665
Pharmaceuticals — 0.4%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.399%	10/1/27	2,976,684	2,799,988 (e)(n)(o)

Total Health Care				11,188,775
Industrials — 2.1%
Building Products — 0.4%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.811%	5/17/28	4,910,714	3,255,410 (e)(n)(o)
Commercial Services & Supplies — 1.7%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.799%	1/31/31	4,962,500	4,633,734 (e)(n)(o)
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	9.577%	4/4/29	4,455,871	4,518,253 (e)(n)(o)
Neptune Bidco US Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	9.139%	10/11/28	3,930,000	3,390,254 (e)(n)(o)
Total Commercial Services & Supplies				12,542,241

Total Industrials				15,797,651
Information Technology — 3.6%
Communications Equipment — 0.6%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.825%	7/31/29	4,975,000	4,968,781 (e)(n)(o)
Software — 2.1%
CB Buyer Inc., Delayed Draw Term Loan	—	7/1/31	687,974	675,935 (f)(g)(q)
CB Buyer Inc., Initial Term Loan (3 mo. Term SOFR + 5.000%)	9.299%	7/1/31	3,296,422	3,271,699 (e)(f)(g)(n)(o)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.325%	2/19/29	5,000,000	4,087,500 (e)(n)(o)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	11.301%	7/27/28	377,438	342,661 (e)(n)(o)
Planview Parent Inc., 2024 Incremental Term Loan B (3 mo. Term SOFR + 3.500%)	7.799%	12/17/27	4,121,453	4,085,390 (e)(n)(o)
Starlight Parent LLC, Term Loan	—	3/12/32	3,500,000	3,403,768 (p)
Total Software				15,866,953
Technology Hardware, Storage & Peripherals — 0.9%
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	12.035%	6/16/26	7,389,612	7,079,248 (e)(n)(o)

Total Information Technology				27,914,982
Materials — 0.9%
Chemicals — 0.9%
Natgasoline LLC, Term Loan B	—	3/29/30	2,500,000	2,440,625 (g)(p)
Plastics Management LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.100%)	9.399%	8/3/27	4,830,772	4,843,835 (e)(n)(o)

Total Materials				7,284,460
Total Senior Loans (Cost — $133,781,551)				125,412,755
Sovereign Bonds — 6.4%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	3,500,000	3,016,482 (a)(h)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	620,000	479,008 (j)
Total Angola				3,495,490
Argentina — 1.2%
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,100,000	5,080,645 (a)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,000,000	$1,992,410 (j)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	2,166,710	2,166,710 (a)
Total Argentina				9,239,765
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	3,000,000	2,883,750 (a)
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	600,000	621,750 (j)
Total Bahamas				3,505,500
Brazil — 0.4%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	1,209,000 BRL	190,652
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	21,052,000 BRL	3,027,420
Total Brazil				3,218,072
Dominican Republic — 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	430,000	403,233 (j)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,750,000	2,503,050 (h)(j)
Total Dominican Republic				2,906,283
Ecuador — 0.2%
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	1,000,000	491,318 (j)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	2,500,000	1,110,000 (a)
Total Ecuador				1,601,318
Egypt — 0.1%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	700,000	591,531 (j)
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	440,000	459,351 (a)
El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	900,000	903,801 (a)
Total El Salvador				1,363,152
Ethiopia — 0.1%

Ethiopia International Bond, Senior Notes	6.625%	12/11/25	560,000	481,655 (j)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	0.000%	7/3/26	23,280	21,895 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	234,740	205,350 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	337,560	240,662 (a)
Total Ghana				467,907
Ivory Coast — 0.4%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	2,040,000	1,987,337 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	1,000,000	962,515 (a)
Total Ivory Coast				2,949,852
Jamaica — 0.1%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	82,000,000 JMD	541,327
Kenya — 0.4%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	3,200,000	2,503,030 (a)(h)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	550,000	430,208 (j)
Total Kenya				2,933,238
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — 0.4%
Mexican Bonos, Bonds	5.750%	3/5/26	40,930,000 MXN	$1,950,153
Mexican Bonos, Senior Notes	8.500%	5/31/29	23,320,000 MXN	1,126,918
Total Mexico				3,077,071
Mozambique — 0.0%††

Mozambique International Bond, Senior Notes	9.000%	9/15/31	460,000	377,838 (j)
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	940,000	851,499 (j)
Romania — 0.1%

Romanian Government International Bond, Senior Notes	7.500%	2/10/37	850,000	865,394 (a)
Senegal — 0.0%††

Senegal Government International Bond, Senior Notes	6.250%	5/23/33	550,000	411,587 (j)
Sri Lanka — 0.0%††
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	70,296	66,254 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	59,046	52,477 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	115,818	91,497 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	78,204	53,374 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	54,275	42,538 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	108,597	85,927 (a)
Total Sri Lanka				392,067
Supranational — 0.7%

International Bank for Reconstruction & Development, Senior Notes	8.050%	5/10/28	227,000,000 UYU	5,104,502
Turkey — 0.4%

Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	3,200,000	3,177,506 (a)(h)
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	59,069	30,664 (j)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	220,732	87,541 (j)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	216,271	115,780 (j)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	186,534	103,256 (j)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	378,474	199,021 (j)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	155,445	88,936 (j)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	486,610	254,233 (j)
Total Ukraine				879,431
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	590,000	494,134 (j)

Total Sovereign Bonds (Cost — $51,149,200)				48,926,119
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Convertible Bonds & Notes — 0.7%
Communication Services — 0.0%††
Media — 0.0%††
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	154,550	$172,893 (c)

Financials — 0.7%
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	2,000,000	1,948,000
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	3,010,000	2,987,425

Total Financials				4,935,425
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	70,334	1,407 (j)

Total Convertible Bonds & Notes (Cost — $4,944,271)				5,109,725
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		53,938	1,214,684 (e)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		76,957	1,908,533 (e)

Total Preferred Stocks (Cost — $3,176,503)				3,123,217

Common Stocks — 0.3%
Industrials — 0.3%
Passenger Airlines — 0.3%
Spirit Airlines LLC			168,247	2,355,459 *(f)(g)
Spirit Aviation Holdings Inc.			977	13,678 *(f)(g)(r)

Total Industrials				2,369,137
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			196,741	4,250 *(f)

Total Common Stocks (Cost — $2,367,050)				2,373,387
		Expiration Date	Warrants
Warrants — 0.2%
Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines LLC (Cost — $1,455,203)		3/12/30	119,540	1,673,560 *(a)(f)(g)(r)
	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $100,790)	3.400%	5/16/45	3,897,124 UYU	94,088
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
U.S. Dollar/Euro, Call @ $1.074 (Cost — $33,507)	Citibank N.A.	4/23/25	7,650,000	7,650,000	$35,828
Total Investments before Short-Term Investments (Cost — $1,160,022,687)					1,094,955,104
		Rate		Shares
Short-Term Investments — 4.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $33,802,519)		4.315%		33,802,519	33,802,519 (s)(t)
Total Investments — 146.6% (Cost — $1,193,825,206)					1,128,757,623
Liabilities in Excess of Other Assets — (46.6)%					(358,586,617)
Total Net Assets — 100.0%					$770,171,006

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(k)	The maturity principal is currently in default as of March 31, 2025.
(l)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Rate shown is the current yield based on income received over the trailing twelve months.
(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	All or a portion of this loan has not settled as of March 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(q)
All or a portion of this loan is unfunded as of March 31, 2025. The interest rate for fully unfunded term loans is to be determined. At March 31, 2025, the total principal amount and market value of unfunded commitments totaled $687,974 and $675,934, respectively.

(r)	Restricted security (Note 3).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $33,802,519 and the cost was $33,802,519 (Note 2).

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
IO	—	Interest Only
JMD	—	Jamaican Dollar
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At March 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	5.000%	12/20/2024	TBD***	$9,437,191	Sovereign Bonds Corporate Bonds & Notes	$11,426,637 2,008,498
				$9,437,191		$13,435,135

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of March 31, 2025.

At March 31, 2025, the Fund had the following open written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Dollar/Euro, Call	BNP Paribas SA	4/23/25	$1.063	3,880,000	3,880,000	$(8,142)
U.S. Dollar/Euro, Call	Goldman Sachs Group Inc.	4/23/25	1.063	4,060,000	4,060,000	(8,519)
Total OTC Written Options (Premiums received — $23,217)						$(16,661)
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro-Bund	191	6/25	$27,166,980	$26,607,041	$(559,939)
U.S. Treasury 10-Year Notes	549	6/25	60,134,306	61,059,094	924,788
U.S. Treasury Long-Term Bonds	246	6/25	28,426,292	28,851,187	424,895
U.S. Treasury Ultra 10-Year Notes	170	6/25	19,041,512	19,401,250	359,738
					1,149,482
Contracts to Sell:
U.S. Treasury 2-Year Notes	437	6/25	90,030,368	90,534,110	(503,742)
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury 5-Year Notes	298	6/25	$32,034,484	$32,230,562	$(196,078)
U.S. Treasury Ultra Long-Term Bonds	83	6/25	9,995,091	10,146,750	(151,659)
					(851,479)
Net unrealized appreciation on open futures contracts					$298,003
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,090,482	USD	1,583,101	Citibank N.A.	4/2/25	$9,180
USD	1,572,122	BRL	9,090,482	Citibank N.A.	4/2/25	(20,159)
BRL	9,090,482	USD	1,586,195	Goldman Sachs Group Inc.	4/2/25	6,087
USD	1,583,101	BRL	9,090,482	Goldman Sachs Group Inc.	4/2/25	(9,180)
AUD	244,538	USD	154,477	Bank of America N.A.	4/16/25	(1,657)
AUD	740,000	USD	466,376	Bank of America N.A.	4/16/25	(3,927)
AUD	830,000	USD	524,884	Bank of America N.A.	4/16/25	(6,191)
AUD	1,290,000	USD	811,632	Bank of America N.A.	4/16/25	(5,471)
AUD	1,370,000	USD	864,978	Bank of America N.A.	4/16/25	(8,823)
AUD	3,720,000	USD	2,346,567	Bank of America N.A.	4/16/25	(21,825)
AUD	7,145,147	USD	4,424,232	Bank of America N.A.	4/16/25	40,990
EUR	750,000	USD	783,703	Bank of America N.A.	4/16/25	27,966
EUR	760,000	USD	795,036	Bank of America N.A.	4/16/25	27,455
USD	306,813	AUD	480,000	Bank of America N.A.	4/16/25	6,846
USD	1,025,504	EUR	980,000	Bank of America N.A.	4/16/25	(35,076)
CAD	569,988	USD	397,529	BNP Paribas SA	4/16/25	(1,134)
EUR	790,000	USD	826,044	BNP Paribas SA	4/16/25	28,914
USD	13,212,985	GBP	10,717,416	BNP Paribas SA	4/16/25	(630,729)
JPY	23,210,000	USD	151,323	Citibank N.A.	4/16/25	3,697
JPY	140,290,000	USD	914,839	Citibank N.A.	4/16/25	22,162
JPY	149,000,000	USD	969,548	Citibank N.A.	4/16/25	25,626
JPY	161,040,000	USD	1,074,402	Citibank N.A.	4/16/25	1,188
JPY	838,294,000	USD	5,353,238	Citibank N.A.	4/16/25	245,750
NOK	2,474	USD	217	Citibank N.A.	4/16/25	18
USD	3,844	CHF	3,471	Citibank N.A.	4/16/25	(86)
USD	550,987	JPY	81,900,000	Citibank N.A.	4/16/25	3,975
USD	555,143	JPY	82,590,000	Citibank N.A.	4/16/25	3,522
USD	986,896	JPY	148,270,000	Citibank N.A.	4/16/25	(3,403)
USD	1,111,946	JPY	167,300,000	Citibank N.A.	4/16/25	(5,455)
USD	1,453,112	JPY	224,750,000	Citibank N.A.	4/16/25	(47,999)
USD	2,128,128	JPY	315,300,000	Citibank N.A.	4/16/25	22,231
USD	767,673	MXN	15,970,000	Citibank N.A.	4/16/25	(11,001)
USD	1,147,030	MXN	23,960,000	Citibank N.A.	4/16/25	(21,224)
USD	1,922,304	MXN	39,920,000	Citibank N.A.	4/16/25	(24,137)
USD	2,114,601	MXN	44,130,000	Citibank N.A.	4/16/25	(37,113)
EUR	760,000	USD	794,770	Goldman Sachs Group Inc.	4/16/25	27,721
USD	9,352,620	CNH	68,643,557	JPMorgan Chase & Co.	4/16/25	(106,760)
EUR	440,000	USD	468,396	Morgan Stanley & Co. Inc.	4/16/25	7,783
EUR	510,000	USD	548,411	Morgan Stanley & Co. Inc.	4/16/25	3,524
EUR	520,000	USD	547,020	Morgan Stanley & Co. Inc.	4/16/25	15,737
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	670,000	USD	719,732	Morgan Stanley & Co. Inc.	4/16/25	$5,358
EUR	820,000	USD	882,844	Morgan Stanley & Co. Inc.	4/16/25	4,580
EUR	820,000	USD	882,926	Morgan Stanley & Co. Inc.	4/16/25	4,498
EUR	1,330,000	USD	1,397,693	Morgan Stanley & Co. Inc.	4/16/25	41,666
EUR	1,610,000	USD	1,738,745	Morgan Stanley & Co. Inc.	4/16/25	3,637
MXN	19,720,855	USD	952,719	Morgan Stanley & Co. Inc.	4/16/25	8,841
MXN	74,495,504	USD	3,615,567	Morgan Stanley & Co. Inc.	4/16/25	16,724
USD	12,100,355	EUR	11,696,600	Morgan Stanley & Co. Inc.	4/16/25	(557,996)
USD	1,083,330	MXN	22,200,000	Morgan Stanley & Co. Inc.	4/16/25	890
USD	1,140,446	MXN	23,551,927	Morgan Stanley & Co. Inc.	4/16/25	(7,911)
USD	876,008	EUR	813,000	Goldman Sachs Group Inc.	4/24/25	(4,225)
USD	1,577,360	BRL	9,090,482	Goldman Sachs Group Inc.	5/5/25	(5,251)
Net unrealized depreciation on open forward foreign currency contracts						$(960,167)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	137,545,000BRL	1/2/26	BRL-CDI**	11.035%**	$(665,718)	—	$(665,718)
JPMorgan Chase & Co.	63,990,000BRL	1/2/29	BRL-CDI**	10.230%**	(1,248,895)	—	(1,248,895)
Total					$(1,914,613)	—	$(1,914,613)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
173,910,000MXN	11/10/34	28-Day MXN TIIE - Banxico every 28 days	8.885% every 28 days	$298,930	—	$298,930

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Diversified Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,290,000	12/20/29	6.429%	5.000% quarterly	$(66,946)	$55,478	$(122,424)
American Airlines Group Inc., 6.500%, due 7/1/25	318,000	6/20/30	6.661%	5.000% quarterly	(20,403)	(14,741)	(5,662)
Lennar Corp., 4.750%, due 11/29/27	2,110,000	12/20/29	1.088%	1.000% quarterly	(7,907)	26,783	(34,690)
Nabors Industries Inc., 9.125%, due 1/31/30	604,000	6/20/29	6.545%	1.000% quarterly	(110,984)	(92,950)	(18,034)
Nabors Industries Inc., 9.125%, due 1/31/30	862,000	6/20/30	7.467%	1.000% quarterly	(210,260)	(224,274)	14,014
Total	$5,184,000				$(416,500)	$(249,704)	$(166,796)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MDC Holdings Inc., 3.850%, due 1/15/30	$2,110,000	12/20/29	0.293%	1.000% quarterly	$(64,802)	$(54,373)	$(10,429)
Transocean Inc., 8.000%, due 2/1/27	604,000	6/20/29	4.537%	1.000% quarterly	75,377	58,142	17,235
Transocean Inc., 8.000%, due 2/1/27	862,000	6/20/30	5.253%	1.000% quarterly	149,677	160,196	(10,519)
Total	$3,576,000				$160,252	$163,965	$(3,713)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$4,461,000	7/4/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(44,371)	—	$(44,371)

See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

 Western Asset Diversified Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	9.270%
BRL-CDI	14.150%
Daily SOFR Compound	4.410%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Diversified Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Diversified Income Fund (the “Fund”) was organized in Maryland on July 27, 2020 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Trustees (the“Board”) has authorized the issuance of an unlimited number of common shares of beneficial interest, $0.001 par value per share (the “Common Shares”). The Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, across fixed income sectors and securities in seeking to deliver a well-diversified portfolio. The Fund expects to dissolve on or about June 24, 2033 (the “Dissolution Date”); provided that the Board may, without shareholder approval, extend the Dissolution Date for up to two years. As of a date within the 6-18 months preceding the Dissolution Date, the Board may cause the Fund to conduct a tender offer to all shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (the “Eligible Tender Offer”). The Board has established that the Fund must have at least $200 million of aggregate net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the payment for properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased and the Fund will dissolve as scheduled. If an Eligible Tender Offer is conducted and the payment for properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may eliminate the Dissolution Date without shareholder approval and provide for the Fund’s perpetual existence.  Upon its dissolution, it is anticipated that the Fund will have distributed substantially all of its net assets to shareholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Diversified Income Fund 2025 Quarterly Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$61,169,992	$2,770,246	$63,940,238
Industrials	—	84,664,934	4,704,191	89,369,125
Other Corporate Bonds & Notes	—	369,519,097	—	369,519,097
Collateralized Mortgage Obligations	—	200,326,723	—	200,326,723
Asset-Backed Securities	—	185,051,242	—	185,051,242
Senior Loans:
Communication Services	—	19,344,205	2,490,625	21,834,830
Consumer Discretionary	—	15,532,064	766,803	16,298,867
Information Technology	—	23,967,348	3,947,634	27,914,982
Materials	—	4,843,835	2,440,625	7,284,460
Other Senior Loans	—	52,079,616	—	52,079,616
Sovereign Bonds	—	48,926,119	—	48,926,119
Convertible Bonds & Notes	—	5,109,725	—	5,109,725
Preferred Stocks	$3,123,217	—	—	3,123,217
Common Stocks:
Industrials	—	—	2,369,137	2,369,137
Real Estate	—	4,250	—	4,250

Western Asset Diversified Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants	—	—	$1,673,560	$1,673,560
Non-U.S. Treasury Inflation Protected Securities	—	$94,088	—	94,088
Purchased Options	—	35,828	—	35,828
Total Long-Term Investments	3,123,217	1,070,669,066	21,162,821	1,094,955,104
Short-Term Investments†	$33,802,519	—	—	33,802,519
Total Investments	$36,925,736	$1,070,669,066	$21,162,821	$1,128,757,623
Other Financial Instruments:
Futures Contracts††	$1,709,421	—	—	$1,709,421
Forward Foreign Currency Contracts††	—	$616,566	—	616,566
Centrally Cleared Interest Rate Swaps††	—	298,930	—	298,930
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	14,014	—	14,014
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	17,235	—	17,235
Total Other Financial Instruments	$1,709,421	$946,745	—	$2,656,166
Total	$38,635,157	$1,071,615,811	$21,162,821	$1,131,413,789
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$16,661	—	$16,661
Futures Contracts††	$1,411,418	—	—	1,411,418
Forward Foreign Currency Contracts††	—	1,576,733	—	1,576,733
OTC Interest Rate Swaps	—	1,914,613	—	1,914,613
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	180,810	—	180,810
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	20,948	—	20,948
OTC Total Return Swaps	—	44,371	—	44,371
Total	$1,411,418	$3,754,136	—	$5,165,554

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$1,259,203	$1,416	—	$(1,416)	$1,511,043
Industrials	4,733,449	—	—	33,242	—
Asset-Backed Securities	1,816,000	310	—	33,534	—
Senior Loans:
Communication Services	—	—	—	(9,375)	2,500,000

Western Asset Diversified Income Fund 2025 Quarterly Report

Investments in Securities	Balance as of December 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Consumer Discretionary	$1,675,318	$243	—	$(357,890)	$1,808,764
Health Care	93,732	—	$(328,026)	322,852	12,208
Industrials	2,637,283	14,004	62,619	(83,199)	—
Information Technology	8,027,276	13,741	—	1,919	191,226
Materials	—	—	—	15,625	2,425,000
Common Stocks:
Industrials	—	—	—	6,036	2,363,101
Warrants	—	—	—	218,357	1,455,203
Total	$20,242,261	$29,714	$(265,407)	$179,685	$12,266,545

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of March 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$2,770,246	$(1,416)
Industrials	$(62,500)	—	—	4,704,191	33,242
Asset-Backed Securities	—	—	$(1,849,844)	—	—
Senior Loans:
Communication Services	—	—	—	2,490,625	(9,375)
Consumer Discretionary	(2,359,632)	—	—	766,803	(1,037,439)
Health Care	(100,766)	—	—	—	—
Industrials	(2,630,707)	—	—	—	—
Information Technology	(199,028)	—	(4,087,500)	3,947,634	2,771
Materials	—	—	—	2,440,625	15,625
Common Stocks:
Industrials	—	—	—	2,369,137	6,036
Warrants	—	—	—	1,673,560	218,357
Total	$(5,352,633)	—	$(5,937,344)	$21,162,821	$(772,199)

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected

Western Asset Diversified Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$43,613,536	$62,640,637	62,640,637	$72,451,654	72,451,654

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$486,840	—	$33,802,519
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Aviation Holdings Inc., Common Shares	977	3/25	$11,893	$13,678	$14.00	0.00%(a)
Spirit Airlines LLC, Warrants	119,540	3/25	1,455,203	1,673,560 (b)	14.00	0.22
			$1,467,096	$1,687,238		0.22%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Diversified Income Fund 2025 Quarterly Report